Financial Instruments - Summary of Consideration Payable in Relation to Acquisition (Detail) - BeST - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Contingent consideration at beginning of year	₺ 1,245,592	₺ 1,063,778
Losses recognized in profit or loss	(758,261)	463,869
Inflation adjustment	₺ (487,331)	(282,055)
Contingent consideration at end of year		₺ 1,245,592